EQUITY-ACCOUNTED INVESTMENTS - Total Revenues, Net Income, and OCI of Investments in Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Revenues	$ 5,038	$ 4,711	$ 4,096
Net income (loss)	616	138	(66)
Other comprehensive income (loss)	1,420	2,490	2,766
Hydroelectric
Disclosure of associates [line items]
Revenues	2,689	2,527	2,150
Wind
Disclosure of associates [line items]
Revenues	1,213	1,146	1,074
Solar
Disclosure of associates [line items]
Revenues	751	700	563
Distributed energy & storage
Disclosure of associates [line items]
Revenues	350	298	267
Sustainable solutions
Disclosure of associates [line items]
Revenues	35	40	42
Joint ventures [member]
Disclosure of associates [line items]
Revenues	1,753	963	465
Net income (loss)	811	364	79
Other comprehensive income (loss)	505	(83)	375
Joint ventures [member] | Hydroelectric
Disclosure of associates [line items]
Revenues	105	18	16
Net income (loss)	74	69	(15)
Other comprehensive income (loss)	(14)	(73)	170
Joint ventures [member] | Wind
Disclosure of associates [line items]
Revenues	0	0	0
Net income (loss)	3	68	20
Other comprehensive income (loss)	21	42	2
Joint ventures [member] | Solar
Disclosure of associates [line items]
Revenues	28	0	0
Net income (loss)	478	(24)	(18)
Other comprehensive income (loss)	63	2	(53)
Joint ventures [member] | Distributed energy & storage
Disclosure of associates [line items]
Revenues	604	582	449
Net income (loss)	210	240	92
Other comprehensive income (loss)	373	(54)	256
Joint ventures [member] | Sustainable solutions
Disclosure of associates [line items]
Revenues	1,016	363	0
Net income (loss)	46	11	0
Other comprehensive income (loss)	$ 62	$ 0	$ 0